Insurance - Summary of Net Premiums and Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Gross amount [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	$ 5,428	$ 4,913
Claims and benefits	3,960	1,741
Reinsurers' share of amount [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	(297)	(260)
Claims and benefits	(261)	(273)
Net Amounts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	5,131	4,653
Claims and benefits	$ 3,699	$ 1,468